Debt (Details Textual)													1 Months Ended		6 Months Ended		24 Months Ended
	Jun. 30, 2015 USD ($)	May. 16, 2015 USD ($)	Sep. 17, 2014 USD ($) installment	Aug. 28, 2013 USD ($)	May. 31, 2013 USD ($) installment	Apr. 30, 2013 USD ($) installment	Feb. 18, 2013 USD ($) installment	Aug. 06, 2012 USD ($) installment	Apr. 30, 2012 USD ($) installment	Oct. 31, 2011 USD ($) installment	Sep. 30, 2011 USD ($) installment	Feb. 28, 2011 USD ($) installment	Jan. 31, 2015 USD ($) installment	Dec. 31, 2012 installment	Jun. 30, 2015 USD ($) tranche installment	Jun. 30, 2014 USD ($)	Feb. 18, 2015 USD ($) installment	Dec. 31, 2014 USD ($)	Mar. 07, 2014 USD ($)	Jan. 23, 2014 USD ($)	Apr. 15, 2013 USD ($)	Jan. 31, 2011 USD ($)	Dec. 31, 2009 USD ($)
Debt Instrument [Line Items]
Minimum value cause, percent of outstanding indebtedness															100.00%
Number of tranches | tranche															6
Cash collateral posted	$ 300,000
Bulk Phoenix Secured Note [Member] | Sixteen Equal Quarterly Installments [Member]
Debt Instrument [Line Items]
Number of periodic payments | installment					16
Nordic Bulk Barents Ltd. and Nordic Bulk Bothnia Ltd [Member]
Debt Instrument [Line Items]
Face amount	13,000,000														$ 13,000,000			$ 13,000,000
Bulk Nordic Odin Ltd. and Bulk Nordic Olympic Ltd. [Member]
Debt Instrument [Line Items]
Face amount	$ 45,000,000														$ 45,000,000			$ 45,000,000
Secured Debt [Member] | Senior Secured Post-Delivery Term Loan Facility [Member]
Debt Instrument [Line Items]
Face amount																					$ 30,300,000
Proceeds from issuance of debt		$ 8,000,000		$ 10,000,000
Secured Debt [Member] | Bulk Pangaea Secured Note [Member]
Debt Instrument [Line Items]
Face amount																							$ 12,250,000
Interest rate, stated percentage						3.96%
Number of periodic payments | installment						15
Periodic payment, principal						$ 346,875
Secured Debt [Member] | Bulk Patriot Secured Note [Member]
Debt Instrument [Line Items]
Face amount											$ 12,000,000
Interest rate, stated percentage						4.01%
Number of periodic payments | installment											24
Periodic payment, principal											$ 500,000
Secured Debt [Member] | Bulk Trident Secured Note [Member]
Debt Instrument [Line Items]
Face amount									$ 10,200,000
Interest rate, stated percentage						4.29%
Number of periodic payments | installment									24
Periodic payment, principal									$ 318,750
Periodic payment terms, balloon payment to be Paid									2,550,000
Secured Debt [Member] | Bulk Juliana Secured Note [Member]
Debt Instrument [Line Items]
Face amount									$ 8,112,500
Interest rate, stated percentage						4.38%
Number of periodic payments | installment									24
Periodic payment, principal									$ 338,021
Secured Debt [Member] | Bulk Phoenix Secured Note [Member]
Debt Instrument [Line Items]
Face amount					$ 10,000,000
Interest rate, stated percentage	5.09%														5.09%
Periodic payment terms, balloon payment to be Paid					$ 1,816,659
Secured Debt [Member] | Bulk Phoenix Secured Note [Member] | Seven Equal Quarterly Installments [Member]
Debt Instrument [Line Items]
Number of periodic payments | installment					7
Periodic payment, principal					$ 216,667
Secured Debt [Member] | Bulk Phoenix Secured Note [Member] | Sixteen Equal Quarterly Installments [Member]
Debt Instrument [Line Items]
Periodic payment, principal					$ 416,667
Secured Debt [Member] | Bulk Cajun Secured Note [Member]
Debt Instrument [Line Items]
Face amount										$ 4,550,000
Interest rate, stated percentage										6.51%
Number of periodic payments | installment										16
Periodic payment, principal										$ 284,375
Periodic payment terms, balloon payment to be Paid	$ 2,000,000														$ 2,000,000
Secured Debt [Member] | Bulk Discovery Secured Note [Member]
Debt Instrument [Line Items]
Face amount												$ 9,120,000
Interest rate, stated percentage												8.16%
Number of periodic payments | installment												20
Periodic payment, principal												$ 356,000
Periodic payment terms, balloon payment to be Paid												$ 2,356,000
Secured Debt [Member] | Bulk Atlantic Secured Note [Member]
Debt Instrument [Line Items]
Face amount							$ 8,520,000
Interest rate, stated percentage							6.46%
Number of periodic payments | installment																	8
Periodic payment, principal																	$ 90,000
Periodic payment terms, balloon payment to be Paid							$ 4,260,000
Secured Debt [Member] | Bulk Atlantic Secured Note [Member] | Twelve Equal Quarterly Installments [Member]
Debt Instrument [Line Items]
Number of periodic payments | installment							12
Periodic payment, principal																	$ 295,000
Secured Debt [Member] | Bulk Nordic Odyssey and Bulk Nordic Orion Loan Agreement [Member]
Debt Instrument [Line Items]
Face amount								$ 40,000,000
Periodic payment terms, balloon payment to be Paid								$ 17,000,000
Basis spread on variable rate								3.00%
Interest rate, effective percentage	3.27%														3.27%
Secured Debt [Member] | Bulk Nordic Odyssey and Bulk Nordic Orion Loan Agreement [Member] | Twenty Quarterly Installments [Member]
Debt Instrument [Line Items]
Number of periodic payments | installment								20
Periodic payment, principal								$ 1,000,000
Secured Debt [Member] | Bulk Nordic Odyssey and Bulk Nordic Orion Loan Agreement [Member] | Additional Installment Payable on Three installment dates [Member]
Debt Instrument [Line Items]
Periodic payment, principal								$ 1,000,000
Secured Debt [Member] | Bulk Nordic Odyssey, Bulk Nordic Orion and Bulk Nordic Oshima Debt Agreement [Member]
Debt Instrument [Line Items]
Face amount			$ 22,500,000
Number of periodic payments | installment			28
Periodic payment, principal			$ 375,000
Periodic payment terms, balloon payment to be Paid			$ 12,000,000
Basis spread on variable rate			2.25%
Interest rate, effective percentage	2.52%														2.52%
Secured Debt [Member] | Long Wharf Construction to Term Debt [Member]
Debt Instrument [Line Items]
Face amount																						$ 1,048,000
Interest rate, stated percentage	6.63%														6.63%
Number of periodic payments | installment														25
Basis spread on variable rate															2.85%
Secured Debt [Member] | Nordic Bulk Barents Ltd. and Nordic Bulk Bothnia Ltd [Member]
Debt Instrument [Line Items]
Face amount	$ 13,100,000														$ 13,100,000				$ 13,000,000
Periodic payment terms, balloon payment to be Paid	$ 2,750,000														$ 2,750,000
Debt payment terms															In addition, any cash in excess of $750,000 per borrower on any repayment date shall be applied toward prepayment of the relevant loan in inverse order, so the balloon payment is prepaid first.
Basis spread on variable rate															2.50%
Interest rate, effective percentage	2.77%														2.77%
Number of tranches | tranche															2
Payment terms																$ 750,000
Secured Debt [Member] | Nordic Bulk Barents Ltd. and Nordic Bulk Bothnia Ltd [Member] | Twenty Two Equal Quarterly Installments Per Borrower [Member]
Debt Instrument [Line Items]
Number of periodic payments | installment															22
Periodic payment, principal															$ 163,045
Secured Debt [Member] | Nordic Bulk Barents Ltd. and Nordic Bulk Bothnia Ltd [Member] | One Installment Per Borrower [Member]
Debt Instrument [Line Items]
Periodic payment, principal															163,010
Secured Debt [Member] | Nordic Bulk Bothina Ltd. [Member]
Debt Instrument [Line Items]
Long-term line of credit																				$ 6,500,000
Secured Debt [Member] | Nordic Bulk Barents Ltd. [Member]
Debt Instrument [Line Items]
Long-term line of credit																			$ 6,500,000
Secured Debt [Member] | Bulk Nordic Odin Ltd. and Bulk Nordic Olympic Ltd. [Member]
Debt Instrument [Line Items]
Face amount	$ 45,000,000												$ 45,000,000		$ 45,000,000
Periodic payment, principal													$ 12,000,000
Basis spread on variable rate													2.00%
Interest rate, effective percentage	2.27%														2.27%
Secured Debt [Member] | Bulk Nordic Odin Ltd. and Bulk Nordic Olympic Ltd. [Member] | Twenty Eight Equal Quarterly Installments Per Borrower [Member]
Debt Instrument [Line Items]
Number of periodic payments | installment													28
Periodic payment terms, balloon payment to be Paid													$ 375,000